Taxes on Income - Schedule of Reconciliation Income Tax Benefit to Actual Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Reconciliation Income Tax Benefit To Actual Income Tax Expense Benefit Abstract
Tax at Israel statutory rate, amount	$ 2,895
Tax at Israel statutory rate, percentage	23.00%	23.00%	23.00%
Foreign tax effects, amount	$ (29)
Foreign tax effects, percentage	(0.20%)
Change in valuation allowances, amount	$ (2,617)
Change in valuation allowances, percentage	(20.80%)
Nontaxable or nondeductible items:
Share-based compensation, amount	$ 39
Share-based compensation, percentage	0.30%
Other, amount	$ 23
Other, percentage	0.20%
Change in unrecognized tax benefits, amount	$ 264
Change in unrecognized tax benefits, percentage	2.30%
Other, amount	$ 20
Other, percentage	0.20%
Effective tax rate, amount	$ 595	$ 234	$ 182
Effective tax rate, percentage	5.00%
Income (loss) before income taxes, as reported in the consolidated statements of income (loss), amount	$ 12,586	$ 7,202	$ 3,895
Statutory tax rate in Israel, amount	23.00%	23.00%	23.00%
Theoretical tax expense (benefit), amount		$ 1,656	$ 896
Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries, amount		(15)	(25)
Non-deductible expenses and other permanent differences, amount		(328)	654
Differences in taxes arising from foreign currency exchange, net, amount		218	(81)
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided, amount		(1,346)	(1,267)
Other, amount		$ 49	$ 5